26. INCOME TAXES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 26. INCOME TAXES

Total deferred tax assets and valuation allowances are as follows at December 31:

	2012	2011

Current deferred tax asset - inventory reserve	$195,000	$100,000

Non-Current Deferred Tax Assets:
Net operating loss carryforwards	5,774,000	5,023,000
Stock-based compensation expense	1,436,000	734,000
Accrued liabilities not paid	492,000	442,000
Accrued interest on notes to related parties	64,000	-
Imputed interest related to convertible promissory notes	-	11,000
Total long-term deferred tax assets	7,767,000	6,391,000
Total deferred tax assets	7,961,000	6,491,000
Less: valuation allowance	(7,961,000)	(6,491,000)
Net deferred tax assets	$-	$-

The differences between income tax (benefit) provision in the financial statements and the income tax (benefit) provision computed at the U.S. Federal statutory rate of 34% at December 31, are as follows:

	2012	2011

Federal tax provision (benefit) at the statutory rate	34.0%	34.0%
State income tax provision (benefit), net of federal benefit	(2.7)	(2.6)
Net change in net operating loss carryforwards	(16.6)	23.4
Stock-based compensation expense	(15.6)	(13.8)
Decrease (Increase) in estimated fair value of embedded derivative liabilities	2.9	(2.2)
Provision for slow-moving and obsolete inventory	(2.1)	-
Accrued interest not deductible for tax return purposes	(1.2)	(0.7)
Accrued liabilities not deductible for tax return purposes	(1.1)	(1.2)
Total	(2.4)	36.9
Valuation allowance	2.4	(36.9)
Effective tax rate	0.0%	0.0%

At December 31, 2012, the Company had available, $15,677,000 of net operating loss carryforwards which may be used to reduce future federal taxable income, expiring between 2013 and 2032. At December 31, 2012, the Company had available $8,274,000 of net operating loss carryforwards which may be used to reduce future state taxable income, expiring between 2013 and 2032. For the years ended December 31, 2012 and 2011, the valuation allowance increased by $1,470,000 and decreased by ($940,000), respectively.

No liability for unrecognized tax benefits was required to be reported at December 31, 2012 and 2011. The Company has identified its federal tax return and state tax return in New Jersey as "major" tax jurisdictions, as defined. Based on the Company's evaluation, it has concluded that there are no significant uncertain tax positions requiring recognition in the Company's financial statements. The Company's evaluation was performed for tax years ended 2009 through 2011, the only periods subject to examination. The Company believes that its income tax positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position. For the years ended December 31, 2012 and 2011, there were no penalties and interest related to the Company’s income tax returns.